Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Income Statement [Abstract]
Net sales	$ 1,213,699	$ 1,156,757	$ 960,171
Cost of sales	472,948	449,907	358,416
Gross profit	740,751	706,850	601,755
Operating expenses:
Sales and marketing	550,475	512,007	439,156
General and administrative	99,209	84,864	62,433
Research and development	15,971	8,233	9,478
Total operating expenses	665,655	605,104	511,067
Operating income	75,096	101,746	90,688
Other income, net	334	362	323
Income before income taxes	75,430	102,108	91,011
Income tax expense	24,911	34,134	30,930
Net income	$ 50,519	$ 67,974	$ 60,081
Basic net income per share:
Net income per share – basic	$ 0.99	$ 1.27	$ 1.10
Weighted-average shares – basic	51,252	53,452	54,866
Diluted net income per share:
Net income per share – diluted	$ 0.97	$ 1.25	$ 1.08
Weighted-average shares – diluted	52,101	54,193	55,803